SUMMARY OF DISAGGREGATION OF REVENUES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total revenue	$ 10,887,830	$ 845,395
First Year Commission [Member]
Total revenue	10,358,016	704,619
Renewal Commission [Member]
Total revenue	521,976	132,852
Product and Service, Other [Member]
Total revenue	$ 7,838	$ 7,925